TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

10.	TRADE AND OTHER RECEIVABLES

(in thousands of $)	December 31, 2024	December 31, 2023
Trade receivables	117,624	112,735
Other receivables	11,319	11,912
	128,943	124,647

Trade and other receivables are presented net of allowances for doubtful accounts of $6.4 million as of December 31, 2024 (2023: $4.3 million).